Schedule of Provision for Impairment (Details) ₪ in Thousands	12 Months Ended
Dec. 31, 2024 ILS (₪)
Notes and other explanatory information [abstract]
Balance before provision for impairment	₪ 64,852
Provision for impairment	(23,995)
Balance after provision for impairment	₪ 40,857